Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2011

Check here if Amendment [ ];               Amendment Number:
       This Amendment (Check only one):         [ ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sterling Investment Management, Inc.
Address:  3561 East Sunrise Drive
          Suite 117
          Tucson, AZ    85718

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Crandall L. Smith
Title: Managing Director
Phone: 520-293-3311

Signature, Place, and Date of Signing:


Crandall L. Smith              Tucson, AZ            January 31, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error, inadvertently transposed the value and shares columns.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:              57
                                                  -----------------------

Form 13F Information Table Value Total:            $102896 (x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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



FORM 13F INFORMATION TABLE
Column 1		     Column 2       Column 3    Column 4     Column 5        Column 6   Column 7	 Column 8

								     Shrs or Sh/
			      Title of 			Market Value Put/Prn	   Investment Other     VOTING AUTHORITY
Name of Issuer		      Class	     CUSIP	(x1000)	     Amt PRN Call  Discretion Managers Sole Shared  None
---------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC	      COM	     02209S103	4244 	     143124	   sole                             143124
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR  03524A108	4344 	     71220	   sole                             71220
ANNALY CAP MGMT INC	      COM	     35710409	2048 	     128310	   sole                             128310
AON CORP		      COM	     37389103	1303	     27845	   sole                             27845
BANK OF AMERICA CORPORATION   COM	     60505104	 857 	     154121	   sole                             154121
BANK OF NEW YORK MELLON CORP  COM	     64058100	 985 	     49455	   sole                             49455
BERKSHIRE HATHAWAY INC DEL    CL A	     84670108	6082 	     53		   sole                             53
BERKSHIRE HATHAWAY INC DEL    CL B NEW       84670702	7843 	     102794	   sole                             102794
BP PLC			      SPONSORED ADR  55622104	 281 	     6572          sole                             6572
CACI INTL INC		      CL A           127190304	 551 	     9850 	   sole                             9850
CATERPILLAR INC DEL	      COM            149123101	 858 	     9475 	   sole                             9475
CHESAPEAKE ENERGY CORP.	      COM	     165167107	 917	     41145 	   sole                             41145
CISCO SYS INC		      COM	     17275R102	1485 	     82140	   sole                             82140
CITIGROUP INC		      COM NEW        172967424	 967 	     36747 	   sole                             36747
COMCAST CORP NEW	      CL A           20030N101	2025 	     85415 	   sole                             85415
CORRECTIONS CORP AMER NEW     COM NEW	     22025Y407	1734 	     85110 	   sole                             85110
CURRENCYSHS JAPANESE YEN TR   JAPANESE YEN   23130A102	 796	     6220 	   sole                             6220
CVS CAREMARK CORPORATION      COM	     126650100	1122 	     27510 	   sole                             27510
DANAHER CORP DEL	      COM	     235851102	 286 	     6090 	   sole                             6090
DENDREON CORP		      COM	     24823Q107	 126 	     16605 	   sole                             16605
DIAGEO P L C		      SPON ADR NEW   25243Q205	2177 	     24905 	   sole                             24905
ENBRIDGE ENERGY MANAGEMENT L  SHS UNITS LLI  29250X103	 729 	     20959 	   sole                             20959
ENBRIDGE ENERGY PARTNERS L P  COM	     29250R106	 890 	     26810 	   sole                             26810
ENSCO PLC		      SPONSORED ADR  29358Q109	3090 	     65860 	   sole                             65860
EXXON MOBIL CORP	      COM	     30231G102	 280 	     3305 	   sole                             3305
GOLDMAN SACHS GROUP INC	      COM	     38141G104	1786 	     19749 	   sole                             19749
GOOGLE INC		      CL A	     38259P508	2240 	     3468 	   sole                             3468
HILL ROM HLDGS INC	      COM	     431475102	2195 	     65159 	   sole                             65159
HILLENBRAND INC		      COM	     431571108	 911 	     40799 	   sole                             40799
ICONIX BRAND GROUP INC	      COM	     451055107	 451 	     27700 	   sole                             27700
INTERNATIONAL BUSINESS MACHS  COM	     459200101	 506 	     2750 	   sole                             2750
ISHARES TR		      DJ US TECH SEC 464287721	 295 	     4612 	   sole                             4612
ISHARES TR		      IBOXX INV CPBD 464287242	1067 	     9382 	   sole                             9382
IVANHOE MINES LTD	      COM	     46579N103	1332 	     75193	   sole                             75193
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER 494550106	1019	     12000 	   sole                             12000
KINDER MORGAN MANAGEMENT LLC  SHS	     49455U100	 815 	     10382 	   sole                             10382
LINN ENERGY LLC		      UNIT LTD LIAB  536020100	 907 	     23927 	   sole                             23927
MICROSOFT CORP		      COM	     594918104	5117 	     197123 	   sole                             197123
OCCIDENTAL PETE CORP DEL      COM	     674599105	4929 	     52609 	   sole                             52609
PEPSICO INC		      COM	     713448108	2372 	     35755         sole                             35755
PFIZER INC		      COM	     717081103	3017 	     139421        sole                             139421
PHILIP MORRIS INTL INC	      COM	     718172109	446 	     56912 	   sole                             56912
PLUM CREEK TIMBER CO INC      COM	     729251108	1776 	     48589 	   sole                             48589
PROCTER & GAMBLE CO	      COM	     742718109	314 	     4700 	   sole                             4700
QUALCOMM INC		      COM	     747525103	1600 	     29245 	   sole                             29245
RAYONIER INC		      COM	     754907103	450 	     10077 	   sole                             10077
RYANAIR HLDGS PLC	      SPONSORED ADR  783513104	1799 	     64585 	   sole                             64585
SCHLUMBERGER LTD	      COM	     806857108	1288 	     18856 	   sole                             18856
SEARS HLDGS CORP	      COM	     812350106	1133 	     35658 	   sole                             35658
SPDR GOLD TRUST		      GOLD SHS	     78463V107	8000 	     52635 	   sole                             52635
SPRINT NEXTEL CORP	      COM SER 1	     852061100	1664 	     711100 	   sole                             711100
UNITEDHEALTH GROUP INC	      COM	     91324P102	1841 	     36327 	   sole                             36327
VODAFONE GROUP PLC NEW	      SPONS ADR NEW  92857W209	1257 	     44859 	   sole                             44859
WAL MART STORES INC	      COM	     931142103	3900 	     65266 	   sole                             65266
WELLPOINT INC		      COM	     94973V107	724 	     10930 	   sole                             10930
WESTERN DIGITAL CORP	      COM	     958102105	519 	     16775 	   sole                             16775
XYRATEX LTD		      COM	     G98268108	1204 	     90370 	   sole                             90370

TOTAL $102896  (x thousand)


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